INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2019
INVESTMENT SECURITIES
INVESTMENT SECURITIES

8.    INVESTMENT SECURITIES

	December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited
Equity securities
- Listed equity securities	635,017	922,808	132,553
- Wealth management products	149,844	443,008	63,634
- Private equity funds	157,476	184,596	26,516
- Others	3,073	—	—
Debt Securities	—	209,365	30,073
Reverse repurchase agreements	533,699	136,097	19,549
Total	1,479,109	1,895,874	272,325

Listed equity securities include listed stocks, funds and tradable convertible bonds. All of which have readily determinable fair values and are measured at fair value with change recognized in trading gains/(losses).

Wealth management products issued by banks mainly invest in money market and fixed income products, including government bonds, treasury bills, and other fixed income investments. Wealth management products can be redeemed upon demand.

Private equity funds are funds managed by licensed asset management companies, which do not have a readily determinable fair value, and are measured at fair value using the net asset value per share (or its equivalent) practical expedient in accordance with ASC 820-10-35-59. The underlying investments include fixed income products, commodity contracts, derivatives and other investments.

Other equity securities represent a non-interest bearing and non-secured corporate debenture which is only redeemable at the sole and absolute discretion of the issuer. The Group is not entitled to demand or call in or compel repayment of this corporate debenture. It is classified as an equity security without readily determinable fair value that does not qualify for the practical expedient to estimate fair value in accordance with ASC 820-10-35-59. No impairment or upward or downward adjustments is recorded as at December 31, 2019.

Debt securities represent listed corporate bonds and unlisted subordinated corporate bonds. The Group classifies its debt securities into either AFS investments or trading investments with unrealized gains and losses recognized in accumulated other comprehensive income and trading gains/(losses) respectively. Unlisted subordinated corporate bonds are classified as AFS investments and are measured at fair value. Unrealized holding gains and losses from fair value changes, net of the related tax effect, are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. No impairment loss is recorded as at December 31, 2019.

Reverse repurchase agreements represent reverse repurchase of Chinese government bonds that has an original maturity date of less than one month, which is recorded at amortized cost.

		Gross
		unrealized
	Aggregate	holding gains/
At December 31, 2019	cost basis	(losses)	Aggregate fair value
	RMB	RMB	RMB	USD
				(Note2)
				Unaudited

Listed equity securities	893,707	29,101	922,808	132,553
Wealth management products	442,994	14	443,008	63,634
Private equity funds	149,236	35,360	184,596	26,516
Debt securities	208,441	924	209,365	30,073
Total	1,694,378	65,399	1,759,777	252,776

		Gross
		unrealized
	Aggregate	holding gains/
At December 31, 2018	cost basis	(losses)	Aggregate fair value
	RMB	RMB	RMB

Listed equity securities	656,154	(21,137)	635,017
Wealth management products	149,538	306	149,844
Private equity funds	148,100	9,376	157,476
Total	953,792	(11,455)	942,337